Share-Based Compensation	12 Months Ended
May 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
17. SHARE-BASED COMPENSATION
2016 Share Incentive Plan
The Company adopted 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to provide incentives to employees and directors after the expiration of the previous 2006 Share Incentive Plan. Under the 2016 Share Incentive Plan, the Company is authorized to issue up to 100,000,000 common shares pursuant to awards (including options) granted to its employees, directors and consultants. The 2016 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated. Since the adoption of the 2016 Share Incentive Plan, the Company has granted a total of 50,922,168
NES, among which 10,293,040,
 1,817,150 and 19,595,518
were granted during the years ended May 31, 2019, 2020 and 2021, respectively. 772,240,
1,437,440 and 428,228
shares were forfeited during the years ended May 31, 2019, 2020 and 2021, respectively.
The Company’s board of directors may at any time amend, suspend or terminate the 2016 Share Incentive Plan. The following amendments to the 2016 Share Incentive Plan require approval from the shareholders (i) increase of the number of shares available under the 2016 Share Incentive Plan, (ii) extension of the term of the 2016 Share Incentive Plan, (iii) extension of the exercise period of an option beyond ten years, and (iv) any other amendments about which shareholders’ approval are necessary and desirable under applicable laws or stock exchange rules. The 2016 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated.
As of May 31, 2019, all options were fully vested and exercised.
The total intrinsic value of share options exercised during the years ended May 31, 2019, 2020 and 2021 were nil, nil and nil, respectively. As of May 31, 2021, there were no unrecognized compensation expenses related to share options granted.
As of May 31, 2021, 112,855,100 common shares out of 182,560,000 common shares were held by the depositary bank, and 22,570,920 shares out of 61,983,490 treasury stock had been issued to employees and directors upon the exercise of their vested share options.
The exercise price of share options is at least 100% of the common share fair value on the date of the grant. The term of a share option is up to ten years from the date of grant. The share options generally vest over three years at six-month
vesting increments per year.
NES
During the year ended May 31, 2021, 2,616,340 treasury stock had been issued to employees and directors upon the vesting of their NES. As of May 31, 2021, 55,568,180 common shares out of 182,560,000 common shares held by the depositary bank had been issued to employees and directors upon the vesting of their NES, and 39,412,570 shares out of 61,983,490 treasury stock had been reissued to employees and directors upon the vesting of their NES.
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2021 are summarized as follows:

	Number of NES	Weighted-average grant date fair value and intrinsic value
		US$
NES outstanding as of June 1, 2020	12,565,050	7.07
Granted	19,595,518	11.51
Vested	(6,816,350)	7.82
Forfeited	(428,228)	7.24
NES outstanding as of May 31, 2021	24,915,990	10.35
NES vested and expect to vest as of May 31, 2021	24,915,990

The total fair value of NES vested during the years ended May 31, 2019, 2020 and 2021 were US$39,869, US$49,645 and US$53,335, respectively. The weighted average grant date fair value of NES granted during the years ended May 31, 2019, 2020 and 2021 were US$5.28, US$10.84 and US$11.51, respectively. As of May 31, 2021, the total unrecognized compensation expenses for NES of US$213,494 are expected to be recognized over a weighted average period of 1.97 years.
The total compensation expenses of NES are recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expenses of
US$63,315, US$41,326 and US$29,353 for the years ended May 31, 2019, 2020 and 2021, respectively.
Koolearn
Pre-IPO
Share Option Scheme
On July 13, 2018, the board of directors of Koolearn Holding approved an employee’s share option plan (the
“Pre-IPO
Share Option Scheme”). The overall limit on the number of shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the
Pre-IPO
Share Option Scheme at any time must not exceed 47,836,985 (representing approximately 5.23% of the total number of shares in issue immediately before the date of the commencement of dealings in the shares on the Stock Exchange of Hong Kong Limited (without taking into account any shares that may be issued upon the Listing and any over-allotment option).
On March 7, 2019, pursuant to the list of grantees and respective numbers of options approved by the board of directors of Koolearn Holding, Koolearn Holding granted a total of 47,836,985 options to 144 grantees, including the directors, senior management of Koolearn Holding, contractors and other employees of the Group. The grant date weight average fair value of the option per share is US$0.53 and the estimated fair value of the share options granted was US$21,613 on March 7, 2019. The exercise period is 6 years from the listing date of Koolearn Holding and the exercise price is US$1.13.
The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of June 1, 2019	44,740,485	1.13
Forfeited	(2,360,000)	1.13
Exercised	(3,129,000)	1.13

Outstanding as of May 31, 2020	39,251,485	1.13
Forfeited	(680,500)	1.13
Exercised	(1,668,000)	1.13

Outstanding as of May 31, 2021	36,902,985	1.13

The Group used the discounted cash flow method to determine the fair value of underlying ordinary shares of Koolearn Holding with the assistance of an independent valuation specialist. Based on the fair value of the underlying ordinary shares of Koolearn Holding, the Group used the binomial option-pricing model to determine the fair value of the share option as of the grant date. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
Koolearn Holding recorded the related compensation expense of US$ 8,391 and US$3,750 for the years ended May 31, 2020 and 2021, respectively, in relation to the share options issued under the
Pre-IPO
Share Option Scheme.
Koolearn
Post-IPO
Share Option Scheme
On January 30, 2019, the board of directors of Koolearn Holding approved an employee’s share option plan (the
“Post-IPO
Share Option Scheme”).
Koolearn
Post-IPO
Share Option I
On January 29, 2020, pursuant to the list of grantees and respective numbers of options approved by the board of directors of Koolearn Holding, Koolearn Holding granted a total of 40,000,000 options to 552 grantees, including the directors, senior management and other employees of Koolearn Holding (“Koolearn Post-IPO Share Option I”). The grant date weight average fair value of the option per share is US$1.56 and the estimated fair value of the share options granted was US$62,135 on January 29, 2020. The exercise period is 10 years from the granting day and the exercise price is US$3.26.
The movements of share options under the Koolearn
Post-IPO
Share Option I are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on January 29, 2020	40,000,000	3.26
Forfeited	(1,801,000)	3.26

Outstanding as of May 31, 2020	38,199,000	3.26
Forfeited	(8,621,185)	3.26
Exercised	(36,000)	3.26

Outstanding as of May 31, 2021	29,541,815	3.26

	January 29, 2020 Koolearn Post- IPO Share Option I
Weighted average share price	US$	3.49
Exercise price	US$	3.26
Expected volatility		52%
Expected life		10 years
Risk-free rate		1.44%
Expected dividend yield		0.00%
Koolearn Holding has used the closing price of the shares as stated in the daily quotation sheet issued by the Stock Exchange of Hong Kong Limited on the grant date as the fair value of underlying ordinary shares of Koolearn Holding. Based on the fair value of the underlying ordinary shares of Koolearn Holding, Koolearn Holding has used binomial option-pricing model to determine the fair value of the share option as of the grant date with the assistance of an independent valuation specialist. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
Koolearn
Post-IPO
Share Option II
On August 25, 2020, pursuant to the list of grantees and respective numbers of options approved by the board of directors of Koolearn Holding, Koolearn Holding granted a total of 25,000,000 options to 162 grantees including employees of Koolearn Holding (“Koolearn
Post-IPO
Share Option II”). The grant date weight average fair value of the option per share is US$2.14 and the estimated fair value of the share options granted was US$53,872 on August 25, 2020. The exercise period is 10 years from the granting day and the exercise price is US$4.39.
The movements of share options under the Koolearn
Post-IPO
Share Option II are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on August 25, 2020	25,000,000	4.39
Forfeited	(4,152,000)	4.39

Outstanding as of May 31, 2021	20,848,000	4.39

August 25, 2020 Koolearn Post- IPO Share Option II
Weighted average share price	4.52
Exercise price	4.39
Expected volatility	49.5%
Expected life	10 years
Risk-free rate	0.44%
Expected dividend yield	0.00%
Koolearn Holding has used the closing price of the shares as stated in the daily quotation sheet issued by the Stock Exchange of Hong Kong Limited on the grant date as the fair value of underlying ordinary shares of Koolearn Holding. Based on the fair value of the underlying ordinary shares of Koolearn Holding, Koolearn Holding has used binomial option-pricing model to determine the fair value of the share option as of the grant date with the assistance of an independent valuation specialist. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
Koolearn Holding recognized the total expense of US$12,340 and US$35,777 for the years ended May 31, 2020 and 2021 in relation to the
Post-IPO
Share Option Scheme.